Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Option grants are generally made on the regular, predetermined grant dates as described above, pursuant to historical practice or the applicable option grant policy, regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates. Such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Historically, the Company has generally granted new-hire option awards to its executive officers and certain other senior officers on the first trading day of the month following the officer’s start date. Annual refresh employee option grants are generally granted effective on the first trading day of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee or the Board of Directors occurring in the fourth quarter of the year preceding the grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false